Business Segment Information - external customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Segment Information
Gross revenues	$ 113,267	$ 139,751	$ 274,035
Canada
Business Segment Information
Gross revenues	13,730	13,035	19,595
Africa
Business Segment Information
Gross revenues	4,114	4,254	4,283
Americas
Business Segment Information
Gross revenues	5,880	1,786	22,446
Asia
Business Segment Information
Gross revenues	1,909	1,549	14,894
Europe
Business Segment Information
Gross revenues	$ 87,634	$ 119,127	$ 212,817